LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED FEBRUARY 15, 2013

TO THE STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

Effective as of March 1, 2013, the principal address of each of the funds listed in the attached Schedule A is:

620 Eighth Avenue, 49th Floor, New York, NY 10018

Effective as of March 1, 2013, the address of each fund’s Treasurer is:

100 First Stamford Place, 6th Floor, Stamford, CT 06902

The following paragraph supplements and replaces any information to the contrary on the cover page of the Statement of Additional Information for each of the funds listed in the attached Schedule A:

Additional information about the fund’s investments is available in the fund’s annual and semi-annual reports to shareholders. The annual report contains financial statements that are incorporated herein by reference. The fund’s Prospectus and copies of the annual and semi-annual reports may be obtained free of charge by contacting banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with the fund’s distributor to sell shares of the fund (each called a “Service Agent”), by writing the Trust at 100 First Stamford Place, Attn: Shareholder Services - 5th Floor, Stamford, Connecticut 06902, by calling 1-877-721-1926, by sending an e-mail request to prospectus@leggmason.com, or by visiting the fund’s website at http://www.leggmason.com/individualinvestors. Legg Mason Investor Services, LLC (“LMIS” or the “distributor”), a wholly-owned broker/dealer subsidiary of Legg Mason, Inc. (“Legg Mason”), serves as the fund’s sole and exclusive distributor.

SCHEDULE A

LEGG MASON PARTNERS EQUITY TRUST

Fund Name	Date of SAI
ClearBridge Aggressive Growth Fund	December 28, 2012
ClearBridge All Cap Value Fund	February 1, 2013
ClearBridge Appreciation Fund	February 29, 2012
ClearBridge Equity Fund	February 29, 2012
ClearBridge Equity Income Fund	May 1, 2012
ClearBridge International All Cap Opportunity Fund	February 29, 2012
ClearBridge International Small Cap Opportunity Fund	February 1, 2013
ClearBridge Large Cap Growth Fund	March 31, 2012
ClearBridge Large Cap Value Fund	February 29, 2012
ClearBridge Mid Cap Core Fund	February 29, 2012
ClearBridge Mid Cap Growth Fund	February 29, 2012
ClearBridge Select Fund	November 30, 2012
ClearBridge Small Cap Growth Fund	February 29, 2012
ClearBridge Small Cap Value Fund	February 1, 2013
ClearBridge Tactical Dividend Income Fund	February 29, 2012
Legg Mason Batterymarch Global Equity Fund	February 29, 2012
Legg Mason Batterymarch S&P 500 Index Fund	February 1, 2013
Legg Mason Batterymarch U.S. Large Cap Equity Fund	March 31, 2012
Legg Mason Capital Management All Cap Fund	September 1, 2012
Legg Mason Dynamic Multi-Strategy Fund	June 27, 2012
Legg Mason Esemplia Emerging Markets Long-Short Fund	September 30, 2012
Legg Mason Investment Counsel Financial Services Fund	August 1, 2012
Legg Mason Investment Counsel Social Awareness Fund	May 31, 2012
Legg Mason Lifestyle Allocation 30%	May 31, 2012
Legg Mason Lifestyle Allocation 50%	May 31, 2012
Legg Mason Lifestyle Allocation 70%	May 31, 2012
Legg Mason Lifestyle Allocation 85%	May 31, 2012
Legg Mason Target Retirement 2015	May 31, 2012
Legg Mason Target Retirement 2020	May 31, 2012
Legg Mason Target Retirement 2025	May 31, 2012
Legg Mason Target Retirement 2030	May 31, 2012
Legg Mason Target Retirement 2035	May 31, 2012
Legg Mason Target Retirement 2040	May 31, 2012
Legg Mason Target Retirement 2045	May 31, 2012
Legg Mason Target Retirement 2050	May 31, 2012
Legg Mason Target Retirement Fund	May 31, 2012
Permal Tactical Allocation Fund	May 1, 2012

Please retain this supplement for future reference.

LMFX015342

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